NOTE 13 - RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Common stock issued for services, shares	50,000	10,831,993
Services rendered	$ 159,000
Due to related parties	56,973	104,254
Common stock issued for services, value	1,538,351	11,617,252
Transactions with a major shareholder
Cash paid for salaries	162,600	67,500
Common stock issued for services, shares	3,539,046	1,826,622
Common stock issued for services, value	247,733	4,566,555
Former joint venture partner who owns company shares
Sales		1,034,180
Unreimbursed expenses
Due to related parties	$ 56,973	$ 104,254